Derivative Financial Instruments and Risk Management Policies (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Schedule of Sensitivity Analysis

Millions of euros
Change in basis points (bp)	Impact on consolidated income statement	Impact on consolidated equity
+100bp	(102)	317
-100bp	88	(317)
The following table illustrates the sensitivity of foreign currency gains and sensitivity losses and of equity to changes in exchange rates, where: a) in calculating the impact on the income statement, the exchange rate position affecting the income statement at the end of 2018 was considered constant during 2019; b) in calculating the impact on equity, only monetary items have been considered, namely debt and derivatives such as hedges of net investment and loans to subsidiaries related to the investment, breakdown of which is considered constant in 2019 and identical to that existing at the end of 2018. In both cases, Latin American currencies are assumed to change their value against the dollar and the rest of the currencies against the euro by 10%.

Millions of euros
Currency	Change	Impact on the consolidated income statement	Impact on consolidated equity
All currencies vs EUR	10%	1	(541)
USD	10%	(2)	(101)
European currencies vs EUR	10%	1	(350)
Latin American currencies vs USD	10%	2	(90)
All currencies vs EUR	(10%)	(1)	541
USD	(10%)	2	101
European currencies vs EUR	(10%)	(1)	350
Latin American currencies vs USD	(10%)	(2)	90

Schedule of Financial Results
The breakdown of the financial results recognized in 2018, 2017 and 2016 is as follows:

Millions of euros	2018	2017	2016
Interest income	234	638	723
Dividends received	15	16	19
Other financial income	826	17	38
Subtotal	1,075	671	780
Changes in fair value of asset derivatives at fair value through profit or loss	202	35	438
Changes in fair value of liability derivatives at fair value through profit or loss	(190)	(97)	(463)
Changes in the fair value of debt instruments and other assets at fair value to profit or loss	(3)	—	—
Transfer from equity of results of cash flow hedges - future cash flows that are not longer expected to happen	(7)	—	—
Transfer from equity to profit and loss from available-for-sale assets and others	n.a.	(33)	(136)
(Loss)/Gain on fair value hedges	(223)	(150)	(26)
Gain/(loss) on adjustment to items hedged by fair value hedges	271	194	(6)
Subtotal	50	(51)	(193)
Interest expenses	(1,715)	(2,137)	(2,463)
Ineffective portion of cash flow hedges	(29)	(10)	1
Accretion of provisions and other liabilities	(410)	(453)	(466)
Other financial expenses	(203)	(310)	(365)
Subtotal	(2,357)	(2,910)	(3,293)
Net finance costs excluding foreign exchange differences and hyperinflation adjustments	(1,232)	(2,290)	(2,706)
n.a.: not applicable.

Schedule of Derivatives, Fair Value, and Expected Maturity
The detail of ineffective portion of accounting hedges with impact on the income statement is as follows:

Million euros	Changes in fair value of the hedging instrument	Changes in the fair value of hedges item for the hedged risk	Ineffective portion hedged registered in the income statement
Interest rate risk	(53)	(53)	—
Cash flow hedges	(27)	(27)	—
Fair value hedges	(26)	(26)	—
Exchange rate risk	622	651	(29)
Cash flow hedges	605	634	(29)
Net investment hedges	17	17	—
Interest rate and exchange rate risk	377	377	—
Cash flow hedges	377	377	—
Total	946	975	(29)
The evolution of cost of hedging in equity is as follows:

	Exchange rate risk	Total gross amount	Tax effect	Total cost of hedging in equity
	Forward element /CBS
Million euros	A time - period related hedge item
Balance at 12/31/2017	—	—	—	—
Changes in the fair value registered in equity	51	51	(13)	38
Transfer to the income statement of the period - the hedged item has affected profit or loss	(2)	(2)	1	(1)
Balance at 12/31/2018	49	49	(12)	37
The breakdown of Telefónica’s derivatives at December 31, 2017, their fair value at year-end and the expected maturity schedule are as set forth in the table below:

2017
Millions of euros	Fair value (**)	Notional amount Maturities (*)
Derivatives		2018	2019	2020	Subsequent years	Total
Interest rate hedges	(285)	(1,596)	(901)	1,563	1,701	767
Cash flow hedges	140	(1,015)	(658)	1,399	3,778	3,504
Fair value hedges	(425)	(581)	(243)	164	(2,077)	(2,737)
Exchange rate hedges	339	(220)	547	2,219	4,720	7,266
Cash flow hedges	344	1,700	621	2,219	4,720	9,260
Fair value hedges	(5)	(1,920)	(74)	—	—	(1,994)
Interest and exchange rate hedges	(546)	344	963	952	4,419	6,678
Cash flow hedges	(422)	344	963	800	3,744	5,851
Fair value hedges	(124)	—	—	152	675	827
Net investment Hedges	—	(140)	—	—	—	(140)
Other Derivatives	(13)	(2,431)	1,840	(495)	(2,451)	(3,537)
Interest rate	(109)	(3,035)	1,840	(495)	(3,051)	(4,741)
Exchange rate	26	(209)	—	—	—	(209)
Others	70	813	—	—	600	1,413
(*) For interest rate hedges, the positive amount is in terms of fixed “payment.” For foreign currency hedges, a positive amount means payment in functional vs. foreign currency.
(**) Positive amounts indicate payables.
The fair value of the Telefónica Group derivatives at December 31, 2017 amounted to a positive MTM (accounts receivable) of 505 million euros.
The detail of hedged items by fair value hedges at December 31, 2018, is as follows:

	Hedged items carrying amount				Accumulated amount in the hedged item adjusted by fair value hedge (*)
Millions of euros	Interest rate risk	Exchange rate risk	Interest rate and exchange rate risk	Total	Interest rate risk	Exchange rate risk	Interest rate and exchange rate risk	Total	Of which: accumulated amount of any hedge item that have cesased to be adjusted for gains and losses
Assets	—	371	—	371	—	(29)	—	(29)	—
Financial assets and other non-current assets	—	143	—	143	—	—	—	—	—
Receivables and other current assets	—	213	—	213	—	(34)	—	(34)	—
Other current financial assets	—	15	—	15	—	5	—	5	—
Liabilities	2,445	1,111	6,429	9,985	236	(11)	(141)	84	197
Non-current financial liabilities	1,729	670	6,062	8,461	357	15	(146)	226	199
Payables and other non-current liabilities	530	—	—	530	(121)	—	—	(121)	—
Current financial liabilities	186	9	367	562	—	—	5	5	1
Payables and other current liabilities	—	432	—	432	—	(26)	—	(26)	(3)
(*) Accumulated amount adjusted by fair value hedge is shown with negative sign when it reduces the value (lowest liability or lowest asset) and vice versa.
The movement of the net position of derivatives during the years ended December 31, 2018 and 2017 is as follows:

Millons of euros	Movement in 2018	Movement in 2017
Opening balance of assets/(liabilities)	505	3,401
Financing payments	52	179
Financing proceeds	(209)	(574)
Interest (proceeds)/payments	(126)	(298)
Other (proceeds)/payments	(28)	(101)
Fair value adjustments through other comprehensive income	999	(47)
Movements with counterparty in the income statement	2	(1,909)
Translation differences	(70)	(87)
Other movements	56	(59)
Closing balance of assets/(liabilities)	1,181	505
The evolution of hedges in equity at December 31, 2018 is as follows:

	Derivate instruments				No derivate instruments	Total Gross amount	Tax effect	Total hedges in equity
	Gains (losses) of cash flow hedges			Derivates - Net investment hedges	No Derivates - Net investment hedges
Million euros	Derivates - Cash flow hedges- interest rate risk	Derivates - Cash flow hedges- Exchange rate risk	Derivates - Cash flow hedges- Exchange rate and interest rate risks
Balance at 12/31/2017	(394)	(357)	(179)	1,502	—	572	(188)	384
Changes in the fair value registered in equity	(52)	584	392	33	(5)	952	(243)	709
Transfer to the initial value of hedged item	—	—	(1)	—	—	(1)	—	(1)
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	7	—	—	—	—	7	(2)	5
Transfer to the income statement of the period - the hedged item has affected profit or loss	144	(574)	(290)	—	—	(720)	184	(536)
Total translation differences	—	(1)	—	—	—	(1)	—	(1)
Balance at 12/31/2018	(295)	(348)	(78)	1,535	(5)	809	(249)	560
Amounts remaining in equity for continuing hedges	(176)	(377)	14	1,534	(5)	990
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	(119)	29	(92)	1	—	(181)
Balance at 12/31/2018	(295)	(348)	(78)	1,535	(5)	809
The breakdown of Telefónica’s detail of hedges and other derivative instruments at December 31, 2018, their fair value at year-end and the expected maturity schedule is as set forth in the table below:

	Notional amount - Maturities (*)					Book value of the derivative and no-derivative instruments (**)
Millions of euros	2019	2020	2021	Later	Total	Non-current asset	Current asset	Non-current liabilities	Current liabilities	Total
Derivate instruments of accounting hedges	(4,443)	4,743	2,799	7,471	10,570	(1,950)	(660)	1,447	200	(963)
Interest rate risk	(686)	1,746	(299)	(86)	675	(398)	(186)	270	9	(305)
Cash flow hedges	(607)	1,567	46	1,269	2,275	(154)	(2)	228	4	76
Fair value hedges	(79)	179	(345)	(1,355)	(1,600)	(244)	(184)	42	5	(381)
Exchange rate risk	(4,718)	2,219	1,102	5,980	4,583	(835)	(183)	939	70	(9)
Cash flow hedges	341	2,219	1,102	5,980	9,642	(834)	(76)	939	10	39
Fair value hedges	50	—	—	—	50	(1)	(45)	—	14	(32)
Net investments hedges	(5,109)	—	—	—	(5,109)	—	(62)	—	46	(16)
Interest rate and exchange rate risk	961	778	1,996	1,577	5,312	(717)	(291)	238	121	(649)
Cash flow hedges	962	801	2,001	1,736	5,500	(541)	(291)	238	121	(473)
Fair value hedges	(1)	(23)	(5)	(159)	(188)	(176)	—	—	—	(176)
Derivate instruments of no-accounting hedges	(4,318)	(321)	(531)	(2,551)	(7,721)	(826)	(262)	840	30	(218)
Other derivatives of interest rate	(3,571)	(321)	(531)	(2,551)	(6,974)	(826)	(128)	830	3	(121)
Other derivatives of exchange rate	(747)	—	—	—	(747)	—	(134)	—	25	(109)
Other derivatives	—	—	—	—	—	—	—	10	2	12
Total derivative instruments	(8,761)	4,422	2,268	4,920	2,849	(2,776)	(922)	2,287	230	(1,181)
No derivatives instruments of accounting hedges (***)	—	56	56	858	970	—	—	996	—	996
Exchange rate risk	—	56	56	858	970	—	—	996	—	996
Fair value hedges	—	—	—	—	—	—	—	—	—	—
Net investments hedges	—	56	56	858	970	—	—	996	—	996
(*) For interest rate hedges, the positive amount is in terms of fixed “payment.” For foreign currency hedges, a positive amount means payment in functional vs. foreign currency.
(**) Positive amounts indicate payables.
(***) Of the hedging instruments that are not derivatives, 243 million euros correspond to "Loans and other debts" and 753 million euros to "Obligations and bonds" (see Note 16).